CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative	590,506	34,886	1,674,092	116,692	1,127,402	1,137	1,129,180	3,056,963
Rent and other related party costs	41,150	4,500	107,600	11,500				129,648
Research & development	41,657	0	130,747	0				130,747
Leasehold Impairment Expense					38,091	0	38,091
Mineral Properties					0	0	12,228
Professional fees					120,437	25,582	205,920
Related Party Rent					8,500	0	8,500
Related Party Consulting Fee					6,000	5,000	11,000
Total operating expenses	673,313	39,386	1,912,439	128,192				3,317,358
Loss from operations	(673,313)	(39,386)	(1,912,439)	(128,192)	(1,300,430)	(31,719)	(1,404,919)	(3,317,358)
Other income (expenses)
Foreign currency translation	160	(1,431)	(42)	(2,035)	(2,523)	0	(2,523)	(2,565)
Interest expense	(69,468)	(2,915)	(122,421)	(6,803)	(18,300)	(3,556)	(24,073)	(146,494)
Change in fair value of derivative liability	234,321	0	234,321	0				234,321
Cost of Offering	(78,458)	0	(78,458)	0				(78,458)
Gain on settlement of debt	0	0	107,004	0				107,004
Net loss	$ (586,758)	$ (43,732)	$ (1,772,035)	$ (137,030)	$ (1,321,253)	$ (35,275)	$ (1,431,515)	$ (3,203,550)
Loss per share - basic and diluted (in dollars per share)	$ (0.01)	$ 0.00	$ (0.03)	$ 0.00	$ (0.03)	$ 0.00
Weighted average number of common shares outstanding- basic and diluted (in shares)	53,843,290	51,450,000	52,922,599	51,450,000	51,451,096	51,450,000